Related Parties	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
Related Party Transactions [Abstract]
Related Parties
Note 9. Related Parties
Kyngstone Limited (“Kyngstone”), a company incorporated in the United Kingdom in which our Chairman and CEO is a director and controlling shareholder, previously provided advisory services to the Company in the normal course of business. For the three and nine-month period ended January 31, 2023, there were no expenses in respect of Kyngstone and for the three and nine-month period ended January 31, 2022, the Company recorded expenses of $25,000 and $75,000, respectively, in respect of Kyngstone.
See Note 4 for details regarding related party debt held with shareholders and Company directors.

Note 11—Related Parties
Kyngstone Limited (“Kyngstone”), a company incorporated in the United Kingdom in which our Chairman and CEO is a director and controlling shareholder, provided advisory services to the Company in the normal course of business. For the years ended April 30, 2022 and 2021, the Company recorded expenditures of $87,500 and $100,000, respectively with Kyngstone. As of April 30, 2022 and 2021, the Company had balances outstanding to Kyngstone in the amounts of $88,846 and $88,444, respectively.
See Note 4 for details regarding related party debt held with shareholders, board members, and Company directors.